Other assets	12 Months Ended
Dec. 31, 2018
Other Assets Abstract
Other assets

Note 15 − Other assets

The caption of other assets in the consolidated statements of financial condition consists of the following major categories:

(In thousands)	December 31, 2018	December 31, 2017
Net deferred tax assets (net of valuation allowance)	$1,049,895	$1,035,110
Investments under the equity method	228,072	215,349
Prepaid taxes	33,842	168,852
Other prepaid expenses	82,742	84,771
Derivative assets	13,603	16,539
Trades receivable from brokers and counterparties	40,088	7,514
Receivables from investments maturities	-	70,000
Principal, interest and escrow servicing advances	88,371	107,299
Guaranteed mortgage loan claims receivable	59,613	163,819
Others	117,908	122,070
Total other assets	$1,714,134	$1,991,323